ACQUISITION (DETAILS)	3 Months Ended											4 Months Ended		12 Months Ended			4 Months Ended		12 Months Ended
	Jan. 03, 2014 USD ($)	Sep. 27, 2013 USD ($)	Jun. 28, 2013 USD ($)	Mar. 29, 2013 USD ($)	Dec. 28, 2012 USD ($)	Sep. 28, 2012 USD ($)		Jun. 29, 2012 USD ($)		Mar. 30, 2012 USD ($)		May 14, 2012 USD ($)	May 14, 2012 CAD	Jan. 03, 2014 USD ($)	Dec. 28, 2012 USD ($)	Dec. 30, 2011 USD ($)	May 14, 2012 Flint acquisition [Member] USD ($)	May 14, 2012 Flint acquisition [Member] CAD	Jan. 03, 2014 Flint acquisition [Member] USD ($)	Dec. 28, 2012 Flint acquisition [Member] USD ($)	Dec. 30, 2011 Flint acquisition [Member] USD ($)		Jan. 03, 2014 Flint acquisition [Member] Minimum [Member]	Jan. 03, 2014 Flint acquisition [Member] Maximum [Member]	Jan. 03, 2014 Flint acquisition unconsolidated joint venture [Member]	Jan. 03, 2014 Flint acquisition unconsolidated joint venture [Member] Minimum [Member]	Jan. 03, 2014 Flint acquisition unconsolidated joint venture [Member] Maximum [Member]
Business acquisition [Line Items]
Business acquisition - date of acquisition agreement																			May 14, 2012
Acquisition-related expenses						$ (800,000)	[1]	$ 11,300,000	[1]	$ 5,600,000	[1]				$ 16,100,000	$ 1,000,000				$ 16,100,000
Preliminary allocation of purchase price [Abstract]
Cash and cash equivalents																	4,000,000
Trade and other receivables																	544,000,000
Inventory																	61,000,000
Other current assets																	32,000,000
Investments in and advances to unconsolidated joint ventures																	147,000,000
Property and equipment																	420,000,000
Other long-term assets																	10,000,000
Customer relationships, contracts and backlog																	163,000,000
Trade names																	93,000,000
Other																	10,000,000
Total amount allocated to identifiable intangible assets																	266,000,000
Current liabilities																	(244,000,000)
Net deferred tax liabilities																	(77,000,000)
Long-term debt																	(236,000,000)
Other long-term liabilities																	(31,000,000)
Total identifiable net assets acquired																	896,000,000
Goodwill																	456,000,000
Total purchase price																	1,352,000,000
Estimated useful life - customer relationships, contracts and backlog																							1 year 0 months 0 days	16 years 0 months 0 days
Estimated useful life - trade name and other																								20 years 0 months 0 days
Estimated useful life - other intangible assets																							1 year 0 months 0 days	13 years 0 months 0 days		3 years 0 months 0 days	40 years 0 months 0 days
Tax-deductible portion of acquired goodwill	142,000,000				223,200,000									142,000,000	223,200,000
Business acquisition [Abstract]
Business acquisition - date of acquisition agreement																			May 14, 2012
Business acquisition - cost of acquired entity per share																		25.00
Business acquisition - estimated cost of acquired entity cash paid																	1,240,000,000	1,240,000,000
Business acquisition - liabilities assumed												175,000,000	175,000,000				175,000,000	175,000,000
Business acquisition - revenues	2,660,700,000	2,735,500,000	2,792,000,000	2,802,500,000	2,972,700,000	2,947,600,000		2,690,700,000		2,361,500,000				10,990,700,000	10,972,500,000	9,545,000,000	1,500,000
Business acquisition - operating income	113,500,000	179,300,000	145,400,000	152,600,000	171,400,000	203,600,000		149,500,000		161,400,000				590,800,000	685,900,000	251,100,000	61,200,000
Business acquisition, pro forma information [Abstract]
Revenues																				11,785,800,000	11,128,700,000
Net income including noncontrolling interests																				409,100,000	(6,900,000)
Net income attributable to URS																				292,900,000	(135,400,000)
Basic EPS																				$ 3.94	$ (1.75)
Diluted EPS																				$ 3.93	$ (1.75)
Acquisition-related expense																				27,700,000	(27,500,000)	[2]
Voting interest percentage in unconsolidated joint venture arising from acquisition																									50.00%
Excess fair value over underlying equity interest																	128,500,000
Intangible assets																	38,000,000
Other indebtedness																	31,600,000
Other indebtedness that was repaid																	110,300,000
Amortization of acquired intangible assets																			$ 10,300,000	$ 5,900,000

[1]	For the year ended December 28, 2012, we recorded acquisition-related expenses in connection with our acquisition of Flint. See further discussion in Note 8, “Acquisitions.”
[2]	Included in the pro forma results for the year ended December 30, 2011 is a nonrecurring adjustment related to URS and Flint acquisition-related expenses. These expenses were included in the fiscal year 2011 pro forma results as if the acquisition occurred at the beginning of that fiscal year.